UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Jensen Quality Mid Cap Fund
Class I | JNVIX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.82%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$132,148,681
Number of Holdings	40
Net Advisory Fee	$431,599
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Broadridge Financial Solutions, Inc.	4.6%
Labcorp Holdings, Inc.	4.6%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.3%
Keysight Technologies, Inc.	4.2%
Kroger Co.	4.1%
Ross Stores, Inc.	4.1%
Tractor Supply Co.	4.1%
Clorox Co.	3.7%
MSCI, Inc.	3.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 1	TSR-SAR-89833W519

Jensen Quality Mid Cap Fund
Class J | JNVSX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class J	$53	1.05%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$132,148,681
Number of Holdings	40
Net Advisory Fee	$431,599
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Broadridge Financial Solutions, Inc.	4.6%
Labcorp Holdings, Inc.	4.6%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.3%
Keysight Technologies, Inc.	4.2%
Kroger Co.	4.1%
Ross Stores, Inc.	4.1%
Tractor Supply Co.	4.1%
Clorox Co.	3.7%
MSCI, Inc.	3.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 1	TSR-SAR-89833W527

Jensen Quality Mid Cap Fund
Class Y | JNVYX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$132,148,681
Number of Holdings	40
Net Advisory Fee	$431,599
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Broadridge Financial Solutions, Inc.	4.6%
Labcorp Holdings, Inc.	4.6%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.3%
Keysight Technologies, Inc.	4.2%
Kroger Co.	4.1%
Ross Stores, Inc.	4.1%
Tractor Supply Co.	4.1%
Clorox Co.	3.7%
MSCI, Inc.	3.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 1	TSR-SAR-89834G877

Jensen Global Quality Growth Fund
Class I | JGQIX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.02%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$75,348,092
Number of Holdings	32
Net Advisory Fee	$214,129
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Microsoft Corp.	6.9%
First American Treasury Obligations Fund	5.4%
ASML Holding NV	5.2%
Alphabet, Inc.	5.0%
Eli Lilly & Co.	4.7%
Aon PLC	4.5%
NVIDIA Corp.	4.5%
Hermes International SCA	4.2%
Apple, Inc.	3.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.jenseninvestment.com/reg-docs/.
Jensen Global Quality Growth Fund	PAGE 1	TSR-SAR-89834G844

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-SAR-89834G844

Jensen Global Quality Growth Fund
Class J | JGQSX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class J	$64	1.25%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$75,348,092
Number of Holdings	32
Net Advisory Fee	$214,129
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Microsoft Corp.	6.9%
First American Treasury Obligations Fund	5.4%
ASML Holding NV	5.2%
Alphabet, Inc.	5.0%
Eli Lilly & Co.	4.7%
Aon PLC	4.5%
NVIDIA Corp.	4.5%
Hermes International SCA	4.2%
Apple, Inc.	3.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.jenseninvestment.com/reg-docs/.
Jensen Global Quality Growth Fund	PAGE 1	TSR-SAR-89834G851

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-SAR-89834G851

Jensen Global Quality Growth Fund
Class Y | JGQYX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$51	1.00%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$75,348,092
Number of Holdings	32
Net Advisory Fee	$214,129
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Microsoft Corp.	6.9%
First American Treasury Obligations Fund	5.4%
ASML Holding NV	5.2%
Alphabet, Inc.	5.0%
Eli Lilly & Co.	4.7%
Aon PLC	4.5%
NVIDIA Corp.	4.5%
Hermes International SCA	4.2%
Apple, Inc.	3.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.jenseninvestment.com/reg-docs/.
Jensen Global Quality Growth Fund	PAGE 1	TSR-SAR-89834G869

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-SAR-89834G869

Jensen Quality Growth ETF
JGRW (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Jensen Quality Growth ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Jensen Quality Growth ETF	$29	0.57%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$114,472,658
Number of Holdings	27
Net Advisory Fee	$212,251
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Microsoft Corp.	9.4%
Apple, Inc.	9.0%
Alphabet, Inc.	8.1%
NVIDIA Corp.	6.3%
Eli Lilly & Co.	4.8%
Mastercard, Inc.	4.6%
Meta Platforms, Inc.	4.3%
Amazon.com, Inc.	4.1%
Stryker Corp.	3.9%
Abbott Laboratories	3.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Growth ETF	PAGE 1	TSR-SAR-89834G562

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

11/30/2025

Jensen Quality Mid Cap Fund

Jensen Global Quality Growth Fund

Jensen Quality Growth ETF (JGRW)

Listed on NYSE Arca, Inc.

JENSEN® INVESTMENT MANAGEMENT

JENSEN QUALITY MID CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%
Automobile Components — 2.3%
Gentex Corp.	133,540	$3,048,718
Capital Markets — 6.2%
FactSet Research Systems, Inc.	11,810	3,274,559
MSCI, Inc.	8,710	4,910,001
		8,184,560
Chemicals — 1.8%
Air Products and Chemicals, Inc.	9,010	2,352,060
Commercial Services & Supplies — 3.2%
Copart, Inc.(a)	108,422	4,226,290
Communications Equipment — 4.5%
F5, Inc.(a)	14,100	3,372,156
Motorola Solutions, Inc.	7,100	2,624,728
		5,996,884
Consumer Staples Distribution & Retail — 4.1%
Kroger Co.	80,240	5,398,547
Containers & Packaging — 2.8%
Crown Holdings, Inc.	38,900	3,766,687
Electronic Equipment, Instruments & Components — 4.2%
Keysight Technologies, Inc.(a)	27,730	5,489,153
Ground Transportation — 0.6%
Landstar System, Inc.	6,250	817,750
Health Care Equipment & Supplies — 4.2%
Hologic, Inc.(a)	38,200	2,863,854
IDEXX Laboratories, Inc.(a)	3,570	2,687,782
		5,551,636
Health Care Providers & Services — 9.1%
Encompass Health Corp.	50,660	5,887,705
Labcorp Holdings, Inc.	22,820	6,133,560
		12,021,265
Health Care Technology — 3.4%
Veeva Systems, Inc. - Class A(a)	18,791	4,515,289
Household Products — 7.8%
Church & Dwight Co., Inc.	34,550	2,942,278
Clorox Co.	45,700	4,932,858
Colgate-Palmolive Co.	29,890	2,402,857
		10,277,993

The accompanying notes are an integral part of these financial statements.

1

JENSEN QUALITY MID CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
IT Services — 0.5%
Amdocs Ltd.	9,250	$707,440
Machinery — 7.6%
Donaldson Co., Inc.	45,750	4,112,925
Nordson Corp.	12,050	2,863,803
Toro Co.	43,470	3,031,598
		10,008,326
Pharmaceuticals — 0.5%
Zoetis, Inc.	5,680	728,062
Professional Services — 16.0%
Booz Allen Hamilton Holding Corp.	16,450	1,372,917
Broadridge Financial Solutions, Inc.	26,929	6,142,236
Equifax, Inc.	26,750	5,680,897
Genpact Ltd.	106,480	4,691,509
Verisk Analytics, Inc.	14,330	3,225,253
		21,112,812
Semiconductors & Semiconductor Equipment — 1.6%
ON Semiconductor Corp.(a)	41,450	2,082,448
Software — 2.6%
Fair Isaac Corp.(a)	1,460	2,636,512
Manhattan Associates, Inc.(a)	4,420	779,909
		3,416,421
Specialty Retail — 9.3%
Best Buy Co., Inc.	18,860	1,495,221
Ross Stores, Inc.	30,480	5,375,453
Tractor Supply Co.	97,780	5,356,388
		12,227,062
Textiles, Apparel & Luxury Goods — 2.5%
Levi Strauss & Co. - Class A	118,640	2,613,639
Lululemon Athletica, Inc.(a)	3,920	721,986
		3,335,625
Trading Companies & Distributors — 3.6%
United Rentals, Inc.	2,150	1,752,637
WW Grainger, Inc.	3,140	2,978,698
		4,731,335
TOTAL COMMON STOCKS (Cost $107,318,163)		129,996,363

The accompanying notes are an integral part of these financial statements.

2

JENSEN QUALITY MID CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.6%
First American Treasury Obligations Fund - Class X, 3.91%(b)	2,125,124	$2,125,124
TOTAL MONEY MARKET FUNDS (Cost $2,125,124)		2,125,124
TOTAL INVESTMENTS — 100.0% (Cost $109,443,287)		$132,121,487
Other Assets in Excess of Liabilities — 0.0%(c)		27,194
TOTAL NET ASSETS — 100.0%		$132,148,681

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

JENSEN GLOBAL QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.6%
Canada — 2.7%
Alimentation Couche-Tard, Inc.	29,000	$1,584,007
Canadian National Railway Co.	4,570	437,656
		2,021,663
France — 4.2%
Hermes International SCA	1,310	3,196,847
Germany — 2.8%
SAP SE	8,720	2,105,093
India — 1.5%
Bajaj Finance Ltd.	95,800	1,115,284
Netherlands — 7.4%
Adyen NV(a)(b)	1,040	1,625,477
ASML Holding NV	3,710	3,923,890
		5,549,367
Spain — 3.1%
Amadeus IT Group SA	31,590	2,324,820
Taiwan — 7.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19,000	5,538,690
United Kingdom — 10.4%
Aon PLC - Class A	9,630	3,408,250
AstraZeneca PLC	11,550	2,141,468
Compass Group PLC	72,750	2,287,413
		7,837,131
United States — 55.2%(c)
Abbott Laboratories	9,110	1,174,279
Alphabet, Inc. - Class A	11,870	3,800,537
Amazon.com, Inc.(a)	10,900	2,542,098
Apple, Inc. - Class A	9,670	2,696,480
Broadridge Financial Solutions, Inc.	5,170	1,179,225
Cadence Design Systems, Inc.(a)	5,920	1,846,093
Copart, Inc.(a)	30,440	1,186,551
Eli Lilly & Co.	3,290	3,538,296
Equifax, Inc.	5,960	1,265,725
Intuit, Inc.	2,790	1,769,083
KLA Corp.	2,250	2,644,808
Mastercard, Inc. - Class A	2,580	1,420,367
Meta Platforms, Inc. - Class A	4,080	2,643,636
Microsoft Corp.	10,540	5,185,785
MSCI, Inc.	1,140	642,641
NVIDIA Corp.	18,960	3,355,920

The accompanying notes are an integral part of these financial statements.

4

JENSEN GLOBAL QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Sherwin-Williams Co.	4,450	$1,529,421
Stryker Corp.	4,880	1,811,358
Waste Management, Inc.	6,230	1,357,330
		41,589,633
TOTAL COMMON STOCKS (Cost $51,259,002)		71,278,528
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 5.4%
First American Treasury Obligations Fund - Class X, 3.91%(d)	4,039,761	4,039,761
TOTAL MONEY MARKET FUNDS (Cost $4,039,761)		4,039,761
TOTAL INVESTMENTS — 100.0% (Cost $55,298,763)		$75,318,289
Other Assets in Excess of Liabilities — 0.0%(e)		29,803
TOTAL NET ASSETS — 100.0%		$75,348,092

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $1,625,477 or 2.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

JENSEN QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Broadline Retail — 4.1%
Amazon.com, Inc.(a)	20,323	$4,739,730
Chemicals — 3.5%
Sherwin-Williams Co.	11,727	4,030,453
Commercial Services & Supplies — 5.9%
Copart, Inc.(a)	60,189	2,346,167
Waste Management, Inc.	19,927	4,341,496
		6,687,663
Communications Equipment — 0.9%
Motorola Solutions, Inc.	2,878	1,063,939
Financial Services — 4.6%
Mastercard, Inc. - Class A	9,571	5,269,123
Health Care Equipment & Supplies — 7.7%
Abbott Laboratories	34,093	4,394,588
Stryker Corp.	11,994	4,451,933
		8,846,521
Health Care Technology — 1.6%
Veeva Systems, Inc. - Class A(a)	7,484	1,798,330
Hotels, Restaurants & Leisure — 2.6%
McDonald’s Corp.	9,354	2,916,764
Household Products — 3.3%
Procter & Gamble Co.	25,339	3,754,226
Insurance — 3.1%
Marsh & McLennan Cos., Inc.	19,459	3,569,753
Interactive Media & Services — 12.4%
Alphabet, Inc. - Class A	29,082	9,311,474
Meta Platforms, Inc. - Class A	7,583	4,913,405
		14,224,879
Pharmaceuticals — 4.8%
Eli Lilly & Co.	5,108	5,493,501
Professional Services — 9.2%
Automatic Data Processing, Inc.	9,779	2,496,579
Broadridge Financial Solutions, Inc.	14,965	3,413,367
Equifax, Inc.	13,980	2,968,932
Verisk Analytics, Inc.	7,542	1,697,478
		10,576,356

The accompanying notes are an integral part of these financial statements.

6

JENSEN QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 11.1%
Broadcom, Inc.	3,022	$1,217,745
KLA Corp.	3,627	4,263,430
NVIDIA Corp.	40,948	7,247,796
		12,728,971
Software — 14.9%
Cadence Design Systems, Inc.(a)	10,519	3,280,245
Intuit, Inc.	4,791	3,037,877
Microsoft Corp.	21,778	10,714,994
		17,033,116
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc. - Class A	36,906	10,291,238
TOTAL COMMON STOCKS (Cost $108,411,230)		113,024,563
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.3%
First American Treasury Obligations Fund - Class X, 3.91%(b)	1,430,950	1,430,950
TOTAL MONEY MARKET FUNDS (Cost $1,430,950)		1,430,950
TOTAL INVESTMENTS — 100.0% (Cost $109,842,180)		$114,455,513
Other Assets in Excess of Liabilities — 0.0%(c)		17,145
TOTAL NET ASSETS — 100.0%		$114,472,658

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
ASSETS:
Investments, at value	$132,121,487	$75,318,289	$114,455,513
Dividend tax reclaims receivable	—	46,512	—
Dividends receivable	139,295	34,227	58,954
Receivable for fund shares sold	23,976	—	—
Prepaid expenses and other assets	37,750	32,154	152
Total assets	132,322,508	75,431,182	114,514,619
LIABILITIES:
Payable to adviser (Note 4)	55,659	34,620	41,961
Payable for fund administration and accounting fees (Note 6)	16,506	10,074	—
Payable for transfer agent fees and expenses (Note 6)	16,305	9,543	—
Payable for distribution and shareholder servicing fees (Note 5)	10,870	2,072	—
Payable for Chief Compliance Officer fees (Note 6)	1,969	1,956	—
Payable for custodian fees (Note 6)	8,666	619	—
Payable for capital shares redeemed	38,035	—	—
Payable for expenses and other liabilities	25,817	24,206	—
Total liabilities	173,827	83,090	41,961
NET ASSETS	$132,148,681	$75,348,092	$114,472,658
NET ASSETS CONSISTS OF:
Paid-in capital	$110,805,815	$56,065,579	$114,037,842
Total distributable earnings	21,342,866	19,282,513	434,681
Total net assets	$132,148,681	$75,348,092	$114,472,523
Net assets	$—	$—	$114,472,658
Shares issued and outstanding(a)	—	—	4,210,000
Net asset value per share	$—	$—	$27.19
Class I
Net assets	$41,132,985	$3,236,608	$—
Shares issued and outstanding(a)	2,487,758	174,721	—
Net asset value per share	$16.53	$18.52	$—
Class J
Net assets	$22,659,564	$2,464,752	$—
Shares issued and outstanding(a)	1,366,142	133,224	—
Net asset value per share	$16.59	$18.50	$—
Class Y
Net assets	$68,356,132	$69,646,732	$—
Shares issued and outstanding(a)	4,145,584	3,757,665	—
Net asset value per share	$16.49	$18.53	$—
COST:
Investments, at cost	$109,443,287	$55,298,763	$109,842,180

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

8

Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
INVESTMENT INCOME:
Dividend income	$1,064,026	$305,834	$371,561
Less: Dividend withholding taxes	—	(16,765)	—
Total investment income	1,064,026	289,069	371,561
EXPENSES:
Investment advisory fee	482,719	258,603	212,251
Fund administration and accounting fees	42,359	30,682	—
Transfer agent fees	33,392	24,679	—
Trustees’ fees	11,322	15,314	—
Legal fees	17,431	13,651	—
Federal and state registration fees	12,528	12,358	—
Audit fees	9,930	10,368	—
Compliance fees	5,856	5,846	—
Custodian fees	10,409	5,676	—
Reports to shareholders	13,152	5,221	—
Distribution expenses - Class J	32,433	3,187	—
Shareholder service costs - Class I	5,133	318	—
Other expenses and fees	6,138	6,880	—
Total expenses	682,802	392,783	212,251
Expense reimbursement by Adviser	(51,120)	(44,474)	—
Net expenses	631,682	348,309	212,251
NET INVESTMENT INCOME/(LOSS)	432,344	(59,240)	159,310
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	965,940	74,623	(2,298,323)
Foreign currency translation	—	9,424	—
Net realized gain (loss)	965,940	84,047	(2,298,323)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,775,262)	3,268,383	5,474,759
Foreign currency translation	—	967	—
Net change in unrealized appreciation (depreciation)	(1,775,262)	3,269,350	5,474,759
Net realized and unrealized gain (loss)	(809,322)	3,353,397	3,176,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(376,978)	$3,294,157	$3,335,746

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Jensen Quality Mid Cap Fund		Jensen Global Quality Growth Fund
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$432,344	$1,052,971	$(59,240)	$159,136
Net realized gain (loss)	965,940	17,864,498	84,047	(9,005)
Net change in unrealized appreciation (depreciation)	(1,775,262)	(11,585,460)	3,269,350	6,159,147
Net increase (decrease) in net assets from operations	(376,978)	7,332,009	3,294,157	6,309,278
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(4,625,873)	(5,933,931)	(1,949)	(8,006)
From earnings - Class J	(2,369,777)	(1,807,992)	(89)	(2,552)
From earnings - Class Y	(7,107,751)	(4,624,131)	(41,016)	(155,948)
Total distributions to shareholders	(14,103,401)	(12,366,054)	(43,054)	(166,506)
CAPITAL TRANSACTIONS:
Shares sold - Class I	2,782,020	11,538,740	121,161	1,041,819
Shares issued from reinvestment of distributions - Class I	4,612,106	5,922,118	1,949	8,006
Shares redeemed - Class I	(16,205,003)	(55,122,176)	(106,021)	(1,100,403)
Shares sold - Class J	986,498	4,252,816	5,001	14,767
Shares issued from reinvestment of distributions - Class J	2,367,881	1,806,814	90	2,552
Shares redeemed - Class J	(6,166,258)	(7,568,632)	(130,128)	(271,045)
Shares sold - Class Y	2,421,922	2,303,597	7,959,003	4,633,866
Shares issued from reinvestment of distributions - Class Y	7,107,752	4,624,131	41,017	155,947
Shares redeemed - Class Y	(5,189,852)	(5,374,743)	(1,096,327)	(937,275)
Net increase (decrease) in net assets from capital transactions	(7,282,934)	(37,617,335)	6,795,745	3,548,234
NET INCREASE (DECREASE) IN NET ASSETS	(21,763,313)	(42,651,380)	10,046,848	9,691,006
NET ASSETS:
Beginning of the period	153,911,994	196,563,374	65,301,244	55,610,238
End of the period	$ 132,148,681	$153,911,994	$75,348,092	$65,301,244

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets(Continued)

	Jensen Quality Mid Cap Fund		Jensen Global Quality Growth Fund
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
SHARES TRANSACTIONS
Shares sold - Class I	148,514	598,302	6,717	59,117
Shares issued from reinvestment of distributions - Class I	279,356	301,197	111	484
Shares redeemed - Class I	(898,515)	(2,912,476)	(5,854)	(62,171)
Shares sold - Class J	53,913	220,850	276	897
Shares issued from reinvestment of distributions - Class J	143,227	91,646	5	155
Shares redeemed - Class J	(337,232)	(394,083)	(7,314)	(16,386)
Shares sold - Class Y	139,772	120,635	434,530	274,472
Shares issued from reinvestment of distributions - Class Y	431,971	236,000	2,345	9,427
Shares redeemed - Class Y	(294,913)	(292,345)	(60,276)	(55,268)
Total increase (decrease) in shares outstanding	(333,907)	(2,030,274)	370,540	210,727

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets(Continued)

	Jensen Quality Growth ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$159,310	$367,994
Net realized gain (loss)	(2,298,323)	(303,523)
Net change in unrealized appreciation (depreciation)	5,474,759	(861,426)
Net increase (decrease) in net assets from operations	3,335,746	(796,955)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(318,327)	(255,359)
Total distributions to shareholders	(318,327)	(255,359)
CAPITAL TRANSACTIONS:
Shares sold	57,571,350	111,369,751
Shares redeemed	(12,625,581)	(43,808,102)
Net increase (decrease) in net assets from capital transactions	44,945,769	67,561,649
NET INCREASE (DECREASE) IN NET ASSETS	47,963,188	66,509,335
NET ASSETS:
Beginning of the period	66,509,335	—
End of the period	$114,472,523	$66,509,335
SHARES TRANSACTIONS
Shares sold	2,150,000	4,240,000
Shares redeemed	(470,000)	(1,710,000)
Total increase (decrease) in shares outstanding	1,680,000	2,530,000

(a)	Inception date of the Fund was August 12, 2024.
The accompanying notes are an integral part of these financial statements.

12

Jensen Quality Mid Cap Fund
Financial Highlights
Class I

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.48	$18.98	$15.86	$15.81	$17.43	$12.13
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.11	0.10	0.12	0.09	0.09
Net realized and unrealized gain (loss) on investments(b)	(0.13)	0.60	3.13	0.40	(1.21)	5.42
Total from investment operations	(0.07)	0.71	3.23	0.52	(1.12)	5.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.11)	(0.11)	(0.09)	(0.08)	(0.08)
Net realized gains	(1.79)	(1.10)	—	(0.38)	(0.42)	(0.13)
Total distributions	(1.88)	(1.21)	(0.11)	(0.47)	(0.50)	(0.21)
Net asset value, end of period	$16.53	$18.48	$18.98	$15.86	$15.81	$17.43
TOTAL RETURN(c)	−0.34%	3.35%	20.45%	3.38%	−6.79%	45.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,133	$54,679	$94,339	$93,813	$104,867	$44,113
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.89%	0.87%	0.85%	0.87%	0.88%	1.00%
After expense reimbursement/ recoupment(d)	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets(d)	0.61%	0.59%	0.57%	0.75%	0.56%	0.60%
Portfolio turnover rate(c)	16%	25%	25%	16%	18%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

Jensen Quality Mid Cap Fund
Financial Highlights
Class J

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.52	$19.01	$15.89	$15.85	$17.47	$12.17
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.07	0.06	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments(b)	(0.13)	0.60	3.13	0.40	(1.21)	5.43
Total from investment operations	(0.09)	0.67	3.19	0.48	(1.16)	5.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.06)	(0.07)	(0.06)	(0.04)	(0.06)
Net realized gains	(1.79)	(1.10)	—	—	(0.42)	(0.13)
Total distributions	(1.84)	(1.16)	(0.07)	(0.44)	(0.46)	(0.19)
Net asset value, end of period	$16.59	$18.52	$19.01	$15.89	$15.85	$17.47
TOTAL RETURN(c)	−0.42%	3.16%	20.14%	3.12%	−6.98%	45.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,660	$27,898	$30,191	$28,366	$38,942	$37,105
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.12%	1.11%	1.08%	1.10%	1.11%	1.25%
After expense reimbursement/ recoupment(d)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets(d)	0.38%	0.36%	0.35%	0.52%	0.31%	0.38%
Portfolio turnover rate(c)	16%	25%	25%	16%	18%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

14

Jensen Quality Mid Cap Fund
Financial Highlights
Class Y

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.44	$18.93	$15.82	$15.78	$17.39	$12.11
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.12	0.11	0.12	0.09	0.10
Net realized and unrealized gain (loss) on investments(b)	(0.13)	0.60	3.12	0.39	(1.20)	5.40
Total from investment operations	(0.07)	0.72	3.23	0.51	(1.11)	5.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.11)	(0.12)	(0.09)	(0.08)	(0.09)
Net realized gains	(1.79)	(1.10)	—	(0.38)	(0.42)	(0.13)
Total distributions	(1.88)	(1.21)	(0.12)	(0.47)	(0.50)	(0.23)
Net asset value, end of period	$16.49	$18.44	$18.93	$15.82	$15.78	$17.39
TOTAL RETURN(c)	−0.32%	3.43%	20.46%	3.34%	−6.73%	45.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,356	$71,335	$72,033	$55,126	$57,196	$50,693
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.87%	0.86%	0.83%	0.85%	0.86%	1.05%
After expense reimbursement/ recoupment(d)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(d)	0.63%	0.61%	0.59%	0.78%	0.56%	0.65%
Portfolio turnover rate(c)	16%	25%	25%	16%	18%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

15

Jensen Global Quality Growth Fund
Financial Highlights
Class I

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.67	$15.95	$14.40	$13.75	$14.21	$10.81
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	0.04	0.08	0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments(b)	0.88	1.73	1.55	0.65	(0.48)	3.37
Total from investment operations	0.86	1.77	1.63	0.73	(0.39)	3.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Total distributions	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Net asset value, end of period	$18.52	$17.67	$15.95	$14.40	$13.75	$14.21
TOTAL RETURN(c)	4.88%	11.09%	11.33%	5.39%	−2.74%	32.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,237	$3,069	$2,813	$2,249	$2,350	$1,842
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.15%	1.24%	1.29%	1.36%	1.42%	2.11%
After expense reimbursement/ recoupment(d)	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets(d)	(0.18)%	0.25%	0.54%	0.62%	0.57%	0.81%
Portfolio turnover rate(c)	20%	23%	12%	17%	3%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

16

Jensen Global Quality Growth Fund
Financial Highlights
Class J

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.65	$15.95	$14.40	$13.73	$14.20	$10.81
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	0.00(b)	0.04	0.05	0.05	0.06
Net realized and unrealized gain (loss) on investments(c)	0.89	1.72	1.55	0.66	(0.48)	3.38
Total from investment operations	0.85	1.72	1.59	0.71	(0.43)	3.44
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.04)	(0.04)	(0.04)	(0.05)
Total distributions	—	(0.02)	(0.04)	(0.04)	(0.04)	(0.05)
Net asset value, end of period	$18.50	$17.65	$15.95	$14.40	$13.73	$14.20
TOTAL RETURN(d)	4.82%	10.77%	11.09%	5.23%	−3.02%	31.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,465	$2,476	$2,482	$2,526	$2,145	$1,700
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.38%	1.47%	1.52%	1.61%	1.64%	2.68%
After expense reimbursement/ recoupment(e)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(e)	(0.41)%	0.02%	0.31%	0.38%	0.33%	0.51%
Portfolio turnover rate(d)	20%	23%	12%	17%	3%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

17

Jensen Global Quality Growth Fund
Financial Highlights
Class Y

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.67	$15.96	$14.41	$13.75	$14.21	$10.81
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.05	0.08	0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments(b)	0.88	1.71	1.55	0.66	(0.48)	3.37
Total from investment operations	0.87	1.76	1.63	0.74	(0.39)	3.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Total distributions	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Net asset value, end of period	$18.53	$17.67	$15.96	$14.41	$13.75	$14.21
TOTAL RETURN(c)	4.94%	11.04%	11.35%	5.48%	−2.72%	32.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,647	$59,756	$50,316	$39,536	$33,361	$23,555
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.13%	1.22%	1.27%	1.36%	1.40%	2.15%
After expense reimbursement/ recoupment(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(d)	(0.16)%	0.27%	0.57%	0.63%	0.58%	0.82%
Portfolio turnover rate(c)	20%	23%	12%	17%	3%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

18

Jensen Quality Growth ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.29	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.15
Net realized and unrealized gain (loss) on investments(c)	0.95	1.24
Total from investment operations	1.01	1.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.10)
Total distributions	(0.11)	(0.10)
Net asset value, end of period	$27.19	$26.29
TOTAL RETURN(d)	3.86%	5.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$114,473	$66,509
Ratio of expenses to average net assets(e)	0.57%	0.57%
Ratio of net investment income (loss) to average net assets(e)	0.43%	0.73%
Portfolio turnover rate(d)(f)	22%	17%

(a)	Inception date of the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jensen Quality Mid Cap Fund (formerly known as the Jensen Quality Value Fund from March 30, 2012 to September 30, 2024 and prior thereto as the Jensen Value Fund), the Jensen Global Quality Growth Fund (collectively, the “Mutual Funds”), and the Jensen Quality Growth ETF (each, a “Fund,” and together, the “Funds”), each represent a distinct series with its own investment objective and policies within the Trust.
The investment objective of each of the Jensen Quality Mid Cap Fund, the Jensen Global Quality Growth Fund and the Jensen Quality Growth ETF is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Class J and Class I shares of the Jensen Quality Mid Cap Fund became effective and commenced operations on March 31, 2010. The Class Y shares of the Jensen Quality Mid Cap Fund became effective and commenced operations on January 15, 2020. The Jensen Global Quality Growth Fund commenced investment operations on April 15, 2020 for Class J, Class I, and Class Y shares. The Jensen Quality Growth ETF commenced operations on August 12, 2024. For the Mutual Funds, Class J shares are subject to a 0.25% distribution (Rule 12b-1) and shareholder servicing fee and Class I shares are subject to a shareholder servicing fee of up to 0.10%. Each class of shares has identical rights and privileges except with respect to the distribution (Rule 12b-1) and shareholder servicing fees, and voting rights on matters affecting a single share class. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Jensen Investment Management, Inc. (the “Adviser”), the Funds’ investment adviser.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services–Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation – Each equity security owned by the Funds that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its net asset value (“NAV”), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies

20

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
against the U.S. dollar, as provided by a Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a Pricing Service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) Topic 820, establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.

21

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of November 30, 2025:
Jensen Quality Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$129,996,363	$—	$—	$129,996,363
Money Market Funds	2,125,124	—	—	2,125,124
Total Investments	$132,121,487	$—	$—	$132,121,487

Jensen Global Quality Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$52,558,236	$18,720,292	$—	$71,278,528
Money Market Funds	4,039,761	—	—	4,039,761
Total Investments	$56,597,997	$18,720,292	$—	$75,318,289

Jensen Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$113,024,563	$—	$—	$113,024,563
Money Market Funds	1,430,950	—	—	1,430,950
Total Investments	$114,455,513	$—	$—	$114,455,513

(1)
Refer to the Schedules of Investments for industry classifications. The Funds did not hold any investments during the period ended November 30, 2025, with significant unobservable inputs which would be classified as Level 3. The Funds did not hold financial derivative instruments during the period ended November 30, 2025.

(b)
Foreign Securities and Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as

22

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended November 30, 2025, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. The Funds have no examinations in progress. The Funds are also not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d)
Distributions to Shareholders – The Funds will declare and distribute any net investment income quarterly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

(e)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution (12b-1) and shareholder servicing fees are expensed at 0.25% of average daily net assets of Class J shares of the

23

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Mutual Funds. Shareholder servicing fees are expensed at up to 0.10% of the average daily net assets of Class I shares of the Mutual Funds. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(h)
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
(i)
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Managing Director of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3. FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended May 31, 2025 and May 31, 2024 was as follows:
Jensen Quality Mid Cap Fund

	May 31, 2025	May 31, 2024
Ordinary Income	$1,008,200	$1,156,753
Long-Term Capital Gain	$11,357,854	$—

Jensen Global Quality Growth Fund

	May 31, 2025	May 31, 2024
Ordinary Income	$166,506	$250,896
Long-Term Capital Gain	$—	$—

Jensen Quality Growth ETF

May 31, 2025(1)
Ordinary Income	$255,359
Long-Term Capital Gain	$—

(1)	The Fund commenced operations as of August 12, 2024.

24

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The components of distributable earnings on a tax basis as of May 31, 2025 were as follows:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Cost basis of investments for federal income tax purposes	$129,935,222	$48,513,077	$67,390,606
Gross tax unrealized appreciation	$33,602,162	$18,017,448	$2,838,749
Gross tax unrealized depreciation	(9,613,443)	(1,268,570)	(3,725,452)
Net tax unrealized appreciation (depreciation)	23,988,719	16,748,878	(886,703)
Undistributed ordinary income	199,064	34,635	112,769
Undistributed long-term capital gain	11,635,462	—	—
Distributable earnings	11,834,526	34,635	112,769
Other accumulated losses	—	(752,103)	(1,808,804)
Total distributable earnings (losses)	$35,823,245	$16,031,410	$(2,582,738)

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales.
At May 31, 2025, the Jensen Global Quality Growth Fund and Jensen Quality Growth ETF had short-term capital loss carryovers of $359,025 and $1,808,804, respectively, and long-term capital loss carryovers of $395,414 and $0, respectively, with no expiration.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
For the year ended May 31, 2025, the following reclassifications were made between total distributable earnings and paid in capital, which are primarily attributable to redemptions in-kinds:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Total Distributable Earnings	$ —	$ —	$(1,530,424)
Paid in Capital	$—	$—	$1,530,424

4. INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Mutual Fund Agreement”) with the Adviser to furnish investment advisory services to the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund. Under the terms of the Mutual Fund Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.65% and 0.75% of each Fund’s average daily net assets for the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund, respectively.
The Adviser has contractually agreed to waive its management fee and/or reimburse a Mutual Fund’s other expenses at least through the expiration dates listed below to the extent necessary to ensure that each Fund’s Total Annual Operating Expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets (the “Expense Limitation Cap”).

25

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)

	Expiration Date	Expense Limitation Cap
Jensen Quality Mid Cap Fund	March 1, 2027	0.80%
Jensen Global Quality Growth Fund	March 1, 2027	1.00%

For the six months ended November 30, 2025, expenses of $8,949, $17,596, and $24,575 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Quality Mid Cap Fund. For the six months ended November 30, 2025, expenses of $1,655, $2,063, and $40,756 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Global Quality Growth Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three-year period from the date of the waiver or reimbursement. During the six months ended November 30, 2025, $67,168 of previously waived expenses subject to recovery for the Jensen Quality Mid Cap Fund and $84,315 of previously waived expenses subject to recovery for the Jensen Global Quality Growth Fund expired.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal period ending:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund
May 31, 2026	$28,589	$62,967
May 31, 2027	$59,040	$131,328
May 31, 2028	$100,321	$132,390
November 30, 2028	$51,120	$44,473

In addition, the Trust, on behalf of the Jensen Quality Growth ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Jensen Quality Growth ETF. Pursuant to the ETF Agreement, the Jensen Quality Growth ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.57% of the Jensen Quality Growth ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
5. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund, which authorizes Class J shares to pay Quasar Distributors, LLC (the “Distributor” or “Quasar”), the Mutual Funds’ distributor and principal underwriter, a distribution fee of 0.25% of a Fund’s average daily net assets attributable to Class J shares for services to Class J shareholders and distribution of Class J shares. The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”), on behalf of the Mutual Funds, which authorizes Class I shares to pay up to 0.10% of a Mutual Fund’s average daily net assets attributable to Class I shares to other financial institutions for shareholder servicing and maintenance of Class I shareholder accounts. The Distributor acts as the Mutual Funds’ principal

26

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
underwriter in a continuous public offering of the Mutual Funds’ shares. Fees incurred for the six months ended November 30, 2025, and owed as of November 30, 2025 are summarized below. The fees owed to the Distributor are included within accrued expenses and other liabilities on the Statements of Assets and Liabilities.

12b-1 Plan	Incurred	Owed
Jensen Quality Mid Cap Fund	$32,433	$10,596
Jensen Global Quality Growth Fund	$3,187	$1,998

Shareholder Servicing	Incurred	Owed
Jensen Quality Mid Cap Fund	$5,133	$274
Jensen Global Quality Growth Fund	$318	$74

6. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the Mutual Funds for the six months ended November 30, 2025, and owed as of November 30, 2025 are included in the Statements of Operations and Statements of Assets & Liabilities. Under the terms of the ETF Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency, Custody and Chief Compliance Officer fees for the ETF.
The Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund have lines of credit with US Bank (see Note 10).
Certain officers of the Funds are also employees of Fund Services.
7. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Jensen Quality Growth ETF are listed and traded on the NYSE Arca, Inc. The Jensen Quality Growth ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Jensen Quality Growth ETF will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Jensen Quality Growth ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Jensen Quality Growth ETF’s distributor, Foreside Distributors, LLC. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Jensen Quality Growth ETF. Rather, most

27

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Jensen Quality Growth ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Jensen Quality Growth ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Jensen Quality Growth ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Jensen Quality Growth ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Jensen Quality Growth ETF will be issued to such Authorized Participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Jensen Quality Growth ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any.
8. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended November 30, 2025 are summarized below. For the six months ended November 30, 2025, there were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Jensen Quality Mid Cap Fund	$23,261,776	$44,380,809
Jensen Global Quality Growth Fund	$16,423,406	$13,529,541
Jensen Quality Growth ETF	$28,983,917	$16,853,428

The above Jensen Quality Growth ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the six months ended November 30, 2025, the Jensen Quality Growth ETF had $43,353,720 of creations in-kind and $11,898,701 of redemptions in-kind, resulting in a net realized gain of $2,648,830.

28

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
9. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. At November 30, 2025, the following financial intermediaries, for the benefit of their customers, held over 25% of a Fund’s shares outstanding:
Jensen Quality Mid Cap Fund

Class J
Charles Schwab & Co. Inc.	40.52%
National Financial Services LLC	32.90%

Class I
Raymond James	26.29%

Class Y
Pershing, LLC	81.52%

Jensen Global Quality Growth Fund

Class J
Wells Fargo Clearing Services LLC	67.78%

Class I
Charles Schwab & Co. Inc.	87.23%

Class Y
Pershing, LLC	91.45%

10. LINES OF CREDIT
At November 30, 2025, the Jensen Quality Mid Cap Fund had a line of credit in the amount of the lesser of $20,000,000, or 20.0% of the fair value or 33.33% of the fair value of unencumbered assets which matures August 1, 2026. The Jensen Global Quality Growth Fund had a line of credit in the amount of the lesser of $5,000,000, or 33.33% of the fair value or 20% of the fair value of unencumbered assets which matures August 1, 2026. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate (7.5% as of November 30, 2025). The following table provides information regarding usage of the line of credit for the six months ended November 30, 2025 for the Funds. The Funds did not have outstanding balances on their line of credits as of November 30, 2025.

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Jensen Quality Mid Cap Fund	4	$640,500	7.00%	$498	$706,000	11/14/2025

*	Interest expense is reported within Other Expenses and Fees on the Statements of Operations.

29

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
11. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
12. NEW ACCOUNTING PRONOUCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

30

ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the ETF, expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in each Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Shareholder Notification of Federal Tax Status
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of dividends declared during the fiscal year ended May 31, 2025 as dividends qualifying for the dividends received deduction available to corporate shareholders.
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of dividends declared from net investment income during the fiscal year ended May 31, 2025 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the year ended May 31, 2025.
Additional Information Applicable to Foreign Shareholders Only:
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 0.00% of ordinary income distributions as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

31

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Mutual Fund Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

ETF Distributor
Foreside Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

jenseninvestment.com

JENSEN. INVESTMENT MANAGEMENT

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during period of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 6, 2020.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	2/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	2/5/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	2/5/2026

* Print the name and title of each signing officer under his or her signature.